September 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

ATTN. Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Bond Series, Inc.
       Columbia Floating Rate Fund
          (formerly known as RiverSource Floating Rate Fund)
       Columbia Income Opportunities Fund
          (formerly known as RiverSource Income Opportunities Fund)
       Columbia Inflation Protected Securities Fund
          (formerly known as RiverSource Inflation Protected Securities Fund) Columbia Limited Duration Credit Fund
          (formerly known as Columbia Limited Duration Bond Fund)

    Post-Effective Amendment No. 64
    File No. 2-72174/811-3178

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund and Statement of Additional Information for Columbia Floating Rate Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund do not differ from that contained in Registrant's Post-Effective Amendment No. 64 (Amendment). This Amendment was filed electronically on September 24, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.